Commitments and Contingencies (Details 2) (Blizzard)		1 Months Ended						1 Months Ended		12 Months Ended
	Dec. 31, 2013 StarCraft II, Warcraft III: The Frozen Throne, Warcraft III: Reign of Chaos, World of Warcraft, and Hearthstone: Heroes of Warcraft licensing agreements CNY	Aug. 31, 2008 Shanghai EaseNet StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos games	Aug. 31, 2008 Shanghai EaseNet StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos/Battle.net platform	Mar. 31, 2012 Shanghai EaseNet World of Warcraft License Agreement	Apr. 30, 2009 Shanghai EaseNet World of Warcraft License Agreement	Jul. 31, 2013 Shanghai EaseNet Hearthstone : Heroes of Warcraft	Dec. 31, 2013 Shanghai EaseNet Hearthstone : Heroes of Warcraft CNY	Nov. 30, 2012 Shanghai EaseNet Heroes of the Storm (previously named Blizzard All-Stars) USD ($)	Nov. 30, 2012 Shanghai EaseNet Heroes of the Storm (previously named Blizzard All-Stars) CNY	Dec. 31, 2013 Shanghai EaseNet Prescribed hardware purchase/lease commitments contract	Dec. 31, 2013 Shanghai EaseNet Prescribed hardware purchase/lease commitments Maximum CNY
Commitments
Number of personal computer strategy games agreed to be licensed		3
Term of license			3 years		3 years	3 years		3 years	3 years
Extension in license term			1 year	3 years		1 year
License fees							0
Consultancy fees							0
Total commitment incurred for license contracts	3,600,000,000
Commitments under several license contracts
2014	557,400,000
2015	107,800,000
2016	4,800,000
Total	670,000,000										209,900,000
Total commitment expected to be incurred for license contracts								$ 62,100,000	375,900,000
Number of license contracts entered into by the company with Blizzard										3